Adoption Of New And Revised Standards And Change In Accounting Policies - Summary Of Effect Of Change In Operation Statement And Statement Of Cash Flow (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Revenue	$ 226,341	$ 77,948
Inventory production costs expensed to cost of sales	175,425	40,213
Gross margin before the undernoted	50,916	37,735
Fair value changes in biological assets included in inventory sold and other inventory charges	129,536	67,861
Unrealized gain on changes in fair value of biological assets	(167,550)	(96,721)
Gross margin	88,930	66,595
Depreciation and amortization	21,510	12,889
Operating
Fair value changes in biological assets included in inventory sold and other inventory charges	129,536	67,861
Unrealized gain on changes in fair value of biological assets	(167,550)	(96,721)
Changes in non-cash operating working capital items	$ (262,168)	(33,693)
As previously reported [Member]
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Revenue		77,948
Inventory production costs expensed to cost of sales		37,790
Gross margin before the undernoted		40,158
Fair value changes in biological assets included in inventory sold and other inventory charges		66,268
Unrealized gain on changes in fair value of biological assets		(100,302)
Gross margin		74,192
Depreciation and amortization		20,486
Operating
Fair value changes in biological assets included in inventory sold and other inventory charges		66,268
Unrealized gain on changes in fair value of biological assets		(100,302)
Changes in non-cash operating working capital items		(28,519)
Adjustment [Member]
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Inventory production costs expensed to cost of sales		2,423
Gross margin before the undernoted		(2,423)
Fair value changes in biological assets included in inventory sold and other inventory charges		1,593
Unrealized gain on changes in fair value of biological assets		3,581
Gross margin		(7,597)
Depreciation and amortization		(7,597)
Operating
Fair value changes in biological assets included in inventory sold and other inventory charges		1,593
Unrealized gain on changes in fair value of biological assets		3,581
Changes in non-cash operating working capital items		$ (5,174)